Prepaid Expenses and Other	12 Months Ended
Jun. 30, 2021
Prepaid And Other Expenses [Abstract]
Prepaid Expenses and Other
5.	PREPAID EXPENSES AND OTHER
The Company’s prepaid expenses and other are comprised of the following:

	June 30, 2021	June 30, 2020
Prepaid expenses	$4,234	$2,542
Transaction costs on term loan	1,568	—

	$5,802	$2,542

During the year ended June 30, 2021, the Company incurred $1,568,000 of transaction costs relating to its term loan from Benefit Street Partners LLC (note 21(b)), which will be accounted for as a reduction of the principal amount upon receipt of proceeds.